Financial risk management and derivative financial instruments	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Financial risk management and derivative financial instruments
23. Financial risk management and derivative financial instruments
Overview
The Group is exposed to financial risks that arise in relation to underlying business activities. These risks include: market risk, liquidity risk, credit risk and capital risk. There are Board approved policies in place to manage these risks. Treasury activities to manage these risks may include money market funds, repurchase agreements, spot and forward foreign exchange instruments, currency swaps, interest rate swaps and forward rate agreements.
Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises: foreign exchange risk and interest rate risk. Financial instruments affected by market risk include loans and other borrowings, cash and cash equivalents, debt and equity investments and derivatives.
Foreign exchange risk
The US dollar is the predominant currency of the Group’s revenue and cash flows. Movements in foreign exchange rates can affect the Group’s reported profit or loss, net liabilities and its interest cover. The most significant exposures of the Group are in currencies that are freely convertible. The Group’s reported debt has an exposure to borrowings held in sterling and euros. After the effect of currency swaps, the Group holds its bond debt in sterling which is the primary currency of shareholder returns. US dollars are also borrowed when required to reflect the predominant trading currency and act as a net investment hedge of US dollar denominated assets.
The Group transacted currency swaps at the same time as the
€
500m 2.125% 2027 and
€
500m 1.625% 2024 bonds were issued in November 2018 and October 2020 respectively in order to swap the bonds’ proceeds and interest flows into sterling (see page 200).
Interest rate risk
The Group is exposed to interest rate risk in relation to its fixed and floating rate borrowings. The Group’s policy requires a minimum of 50% fixed rate debt over the next 12 months. With the exception of overdrafts, 100% of borrowings were fixed rate debt at 31 December 2022 (2021: 100%).
Derivative financial instruments
Derivatives are recorded in the Group statement of financial position at fair value (see note 24) as follows:

De r ivatives	2022 $m	2021 $m
Currency swaps	(4)	(62)

Analysed as:
Non-current assets	7	–
Non-current liabilities	(11)	(62)
	(4)	(62)
The carrying amount of currency swaps comprises $4m loss (2021: $67m loss) relating to exchange movements on the underlying principal, included within net debt (see note 22), and $nil (2021: $5m gain) relating to other fair value movements.
Details of the credit risk on derivative financial instruments are included on page 202.
Cash flow hedges
Currency swaps have been transacted to swap the proceeds from the euro bonds to sterling as follows:

Date of designation	Pay leg	Interest rate	Receive leg	Interest rate	Maturity	Risk	Hedge type	Hedged item
November 2018	£436m	3.5%	€ 500m	2.125%	May 2027	Foreign exchange	Cash flow	€ 500m 2.125% bonds 2027
October 2020	£454m	2.7%	€ 500m	1.625%	October 2024	Foreign exchange	Cash flow	€ 500m 1.625% bonds 2024
There is an economic relationship between the hedged item and the hedging instrument as the critical terms are aligned, such that the hedge ratio is 1:1.
The change in the fair value of hedging instruments used to measure hedge ineffectiveness in the period mirrors that of the hypothetical derivative (hedged item) and was $48m gain (2021: $40m loss).
Hedge ineffectiveness arises where the cumulative change in the fair value of the swaps exceeds the change in fair value of the future cash flows of the bonds, and may be due to any opening fair value of the hedging instrument, or a change in the credit risk of the Group or counterparty. There was no cumulative ineffectiveness in 2022 or 2021.
Amounts recognised in the cash flow hedge reserves are analysed in note 28.
Net investment hedges
The Group designates the following as net investment hedges of its foreign operations, being the net assets of certain Group subsidiaries with a US dollar functional currency:

•	Borrowings under the RCF; and

•	Short-dated foreign exchange swaps.
The designated risk is the spot foreign exchange risk and interest on these financial instruments is taken through financial income or expense.
Short-dated foreign exchange swaps are used when needed to manage sterling surplus cash and reduce US dollar borrowings while maintaining operational flexibility.
There is an economic relationship between the hedged item and the hedging instrument as the net investment creates a foreign exchange risk that will match the foreign exchange risk on the short-dated foreign exchange swaps. The Group has established a hedge ratio of 1:1 as the underlying risk of the hedging instrument is identical to the hedged risk component.
The change in value of hedging instruments recognised in the currency translation reserve through other comprehensive income was a loss of $6m (2021: $nil). There was no ineffectiveness recognised in the Group income statement during the current or prior year.
Interest and foreign exchange risk sensitivities
The following table shows the impact of a general strengthening in the US dollar against sterling and euro on the Group’s profit or loss before tax and net liabilities, and the impact of a rise in US dollar, euro and sterling interest rates on the Group’s profit or loss before tax. The impact of the strengthening in the euro against sterling on net liabilities is also shown, as this impacts the fair value of the currency swaps.

		2022 $m	2021 $m	2020 $m
Increase in profit before tax
Sterling: US dollar exchange rate	$0.05 fall	(2.9)	7.0	5.9
Euro: US dollar exchange rate	$0.05 fall	(0.3)	0.2	0.3
US dollar interest rates	1% increase	4.2	7.1	2.2
Sterling interest rates	1% increase	3.6	5.2	12.9
Decrease in net liabilities
Sterling: US dollar exchange rate	$0.05 fall	26.5	29.1	30.2
Euro: US dollar exchange rate	$0.05 fall	49.6	49.7	50.6
Sterling: euro exchange rate	€ 0.05 fall	60.2	67.4	68.2
Interest rate sensitivity relates to cash balances and would only be realised to the extent deposit rates increase by 1%.
Interest rate sensitivities include the impact of hedging and are calculated based on the year-end
net debt position.
Liquidity risk
Group policy ensures sufficient liquidity is maintained to meet all foreseeable medium-term cash requirements and provide headroom against unforeseen obligations.
Cash and cash equivalents are held in short-term deposits, repurchase agreements and cash funds which allow daily withdrawals of cash. Most of the Group’s funds are held in the UK or US, although $24m (2021: $77m) is held in countries where repatriation is restricted (see note 18).
Medium- and long-term borrowing requirements are met through committed bank facilities and bonds as detailed in note 21.
The new RCF (see note 21) contains two financial covenants: interest cover (Covenant EBITDA: Covenant interest payable) and a leverage ratio (Covenant net debt: Covenant EBITDA). These are tested at half year and full year on a trailing
12-month
basis.
In 2021 and 2020, covenant measures were reported on a frozen GAAP basis excluding the effect of IFRS 16, an adjustment which has been eliminated under the new facility.

	31 December 2022	31 December 2020 and 2021
Covenant test levels for RCF
Leverage	<4.0x	waived
Interest cover	>3.5x	waived
Liquidity	n/a	$400m a

a	Defined as unrestricted cash and cash equivalents (net of bank overdrafts) plus undrawn facilities with a remaining term of at least six months.

	2022	2021	a	2020	a
Covenant measures
Covenant EBITDA ($m)	896	601		272
Covenant net debt ($m)	1,898	1,801		2,375
Covenant interest payable ($m)	109	133		111
Leverage	2.12	3.00		8.73
Interest cover	8.22	4.52		2.45
Liquidity ($m)	n/a	2,655		2,925

a	At 31 December 2021 and 2020, the leverage and interest covenants under the previous facilities were waived and replaced with a liquidity requirement of $400m.
The interest margin payable on the RCF is linked to the Group’s credit rating and is currently 0.60%.
The following are the undiscounted contractual cash flows of financial liabilities, including interest payments. Liabilities relating to the Group’s deferred compensation plan are excluded; their settlement is funded entirely by the realisation of the related deferred compensation plan investments and no net cash flow arises.

31 December 2022	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
Non-derivative financial liabilities:
Bank overdrafts	55	–	–	–	55
€ 500m 1.625% bonds 2024	9	543	–	–	552
£300m 3.75% bonds 2025	14	14	375	–	403
£350m 2.125% bonds 2026	9	9	439	–	457
€ 500m 2.125% bonds 2027	11	11	568	–	590
£400m 3.375% bonds 2028	16	16	49	498	579
Lease liabilities	53	50	126	3,201	3,430
Trade and other payables (excluding deferred and contingent purchase consideration)	660	1	1	2	664
Deferred and contingent purchase consideration	–	13	39	42	94

Derivative financial liabilities:
Currency swaps hedging € 500m 1.625% bonds 2024 outflows	14	561	–	–	575
Currency swaps hedging € 500m 1.625% bonds 2024 inflows	(9)	(543)	–	–	(552)
Currency swaps hedging € 500m 2.125% bonds 2027 outflows	18	18	571	–	607
Currency swaps hedging € 500m 2.125% bonds 2027 inflows	(11)	(11)	(568)	–	(590)

31 December 2021	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
Non-derivative financial liabilities:
Bank overdrafts	59	–	–	–	59
£173m 3.875% bonds 2022	241	–	–	–	241
€ 500m 1.625% bonds 2024	9	9	575	–	593
£300m 3.75% bonds 2025	15	15	435	–	465
£350m 2.125% bonds 2026	10	10	502	–	522
€ 500m 2.125% bonds 2027	12	12	36	578	638
£400m 3.375% bonds 2028	18	18	55	575	666
Lease liabilities	58	49	123	3,212	3,442
Trade and other payables (excluding deferred and contingent purchase consideration)	550	2	1	2	555
Deferred and contingent purchase consideration	–	–	52	42	94

Derivative financial liabilities:
Currency swaps hedging € 500m 1.625% bonds 2024 outflows	16	16	628	–	660
Currency swaps hedging € 500m 1.625% bonds 2024 inflows	(9)	(9)	(575)	–	(593)
Currency swaps hedging € 500m 2.125% bonds 2027 outflows	21	21	62	598	702
Currency swaps hedging € 500m 2.125% bonds 2027 inflows	(12)	(12)	(36)	(578)	(638)
Credit risk
Credit risk on cash and cash equivalents is minimised by operating a policy on the investment of surplus cash that generally restricts counterparties to those with a
BBB-
credit rating or better or those providing adequate security. The Group uses long-term credit ratings from Standard and Poor’s, Moody’s and Fitch Ratings as a basis for setting its counterparty limits.
In order to manage the Group’s credit risk exposure, the treasury function sets counterparty exposure limits using metrics including credit ratings, the relative placing of credit default swap pricings, tier 1 capital and share price volatility of the relevant counterparty.
Repurchase agreements are fully collateralised investments, with a maturity of three months or less. The Group accepts only government or supranational bonds where the lowest credit rating is
AA-
or better as collateral. In the event of default, ownership of these securities would revert to the Group. The securities held as collateral are to protect against default by the counterparty.
The Group’s exposure to credit risk arises from default of the counterparty, with the maximum exposure equal to the carrying amount of each financial asset, including derivative financial instruments. The expected credit loss on cash and cash equivalents is considered to be immaterial.
The table below analyses the Group’s short-term deposits, money market funds and repurchase agreement collateral classified as cash and cash equivalents by counterparty credit rating:

31 December 2022	AAA $m	AA+ $m	AA $m	AA- $m	A+ $m	A $m	A- $m	BBB+ and below $m	Total $m
Short-term deposits	–	–	–	66	127	141	50	37	421
Money market funds	360	–	–	–	–	–	–	–	360
Repurchase agreement collateral	22	2	6	–	–	–	–	–	30

31 December 2021	AAA $m	AA+ $m	AA $m	AA- $m	A+ $m	A $m	A- $m	BBB+ $m	Total $m
Short-term deposits	–	–	–	87	45	169	–	–	301
Money market funds	1,025	–	–	–	–	–	–	–	1,025
Capital risk management
The Group manages its capital to ensure that it will be able to continue as a going concern. The capital structure consists of net debt, issued share capital and reserves. The structure is managed with the objective of maintaining an investment grade credit rating, to provide ongoing returns to shareholders and to service debt obligations, while maintaining maximum operational flexibility. A key characteristic of IHG’s managed and franchised business model is that it is highly cash generative, with a high return on capital employed. Surplus cash is either reinvested in the business, used to repay debt or returned to shareholders.
The Group’s debt is monitored on the basis of a cash flow leverage ratio, being net debt divided by adjusted EBITDA. The Group has a stated aim of maintaining this ratio at 2.5x to 3.0x. The ratio at 31 December 2022 (which differs from the ratio as calculated for covenant tests) was 2.07 (2021: 2.98).
The Group currently has a senior unsecured long-term credit rating of BBB from Standard and Poor’s. In the event this rating was downgraded below
BBB-
(a downgrade of two levels) there would be an additional
step-up
coupon of 1.25% payable on the bonds which would result in additional interest of approximately $29m per year.

Market risk
Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises: foreign exchange risk and interest rate risk. Financial instruments affected by market risk include loans and other borrowings, cash and cash equivalents, debt and equity investments and derivatives.
Foreign exchange risk
The US dollar is the predominant currency of the Group’s revenue and cash flows. Movements in foreign exchange rates can affect the Group’s reported profit or loss, net liabilities and its interest cover. The most significant exposures of the Group are in currencies that are freely convertible. The Group’s reported debt has an exposure to borrowings held in sterling and euros. After the effect of currency swaps, the Group holds its bond debt in sterling which is the primary currency of shareholder returns. US dollars are also borrowed when required to reflect the predominant trading currency and act as a net investment hedge of US dollar denominated assets.
The Group transacted currency swaps at the same time as the
€
500m 2.125% 2027 and
€
500m 1.625% 2024 bonds were issued in November 2018 and October 2020 respectively in order to swap the bonds’ proceeds and interest flows into sterling (see page 200).
Interest rate risk
The Group is exposed to interest rate risk in relation to its fixed and floating rate borrowings. The Group’s policy requires a minimum of 50% fixed rate debt over the next 12 months. With the exception of overdrafts, 100% of borrowings were fixed rate debt at 31 December 2022 (2021: 100%).

Derivative financial instruments
Derivatives are recorded in the Group statement of financial position at fair value (see note 24) as follows:

De r ivatives	2022 $m	2021 $m
Currency swaps	(4)	(62)

Analysed as:
Non-current assets	7	–
Non-current liabilities	(11)	(62)
	(4)	(62)
The carrying amount of currency swaps comprises $4m loss (2021: $67m loss) relating to exchange movements on the underlying principal, included within net debt (see note 22), and $nil (2021: $5m gain) relating to other fair value movements.
Details of the credit risk on derivative financial instruments are included on page 202.

Liquidity risk
Liquidity risk
Group policy ensures sufficient liquidity is maintained to meet all foreseeable medium-term cash requirements and provide headroom against unforeseen obligations.
Cash and cash equivalents are held in short-term deposits, repurchase agreements and cash funds which allow daily withdrawals of cash. Most of the Group’s funds are held in the UK or US, although $24m (2021: $77m) is held in countries where repatriation is restricted (see note 18).
Medium- and long-term borrowing requirements are met through committed bank facilities and bonds as detailed in note 21.
The new RCF (see note 21) contains two financial covenants: interest cover (Covenant EBITDA: Covenant interest payable) and a leverage ratio (Covenant net debt: Covenant EBITDA). These are tested at half year and full year on a trailing
12-month
basis.
In 2021 and 2020, covenant measures were reported on a frozen GAAP basis excluding the effect of IFRS 16, an adjustment which has been eliminated under the new facility.

	31 December 2022	31 December 2020 and 2021
Covenant test levels for RCF
Leverage	<4.0x	waived
Interest cover	>3.5x	waived
Liquidity	n/a	$400m a

a	Defined as unrestricted cash and cash equivalents (net of bank overdrafts) plus undrawn facilities with a remaining term of at least six months.

	2022	2021	a	2020	a
Covenant measures
Covenant EBITDA ($m)	896	601		272
Covenant net debt ($m)	1,898	1,801		2,375
Covenant interest payable ($m)	109	133		111
Leverage	2.12	3.00		8.73
Interest cover	8.22	4.52		2.45
Liquidity ($m)	n/a	2,655		2,925

a	At 31 December 2021 and 2020, the leverage and interest covenants under the previous facilities were waived and replaced with a liquidity requirement of $400m.
The interest margin payable on the RCF is linked to the Group’s credit rating and is currently 0.60%.
The following are the undiscounted contractual cash flows of financial liabilities, including interest payments. Liabilities relating to the Group’s deferred compensation plan are excluded; their settlement is funded entirely by the realisation of the related deferred compensation plan investments and no net cash flow arises.

31 December 2022	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
Non-derivative financial liabilities:
Bank overdrafts	55	–	–	–	55
€ 500m 1.625% bonds 2024	9	543	–	–	552
£300m 3.75% bonds 2025	14	14	375	–	403
£350m 2.125% bonds 2026	9	9	439	–	457
€ 500m 2.125% bonds 2027	11	11	568	–	590
£400m 3.375% bonds 2028	16	16	49	498	579
Lease liabilities	53	50	126	3,201	3,430
Trade and other payables (excluding deferred and contingent purchase consideration)	660	1	1	2	664
Deferred and contingent purchase consideration	–	13	39	42	94

Derivative financial liabilities:
Currency swaps hedging € 500m 1.625% bonds 2024 outflows	14	561	–	–	575
Currency swaps hedging € 500m 1.625% bonds 2024 inflows	(9)	(543)	–	–	(552)
Currency swaps hedging € 500m 2.125% bonds 2027 outflows	18	18	571	–	607
Currency swaps hedging € 500m 2.125% bonds 2027 inflows	(11)	(11)	(568)	–	(590)

31 December 2021	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
Non-derivative financial liabilities:
Bank overdrafts	59	–	–	–	59
£173m 3.875% bonds 2022	241	–	–	–	241
€ 500m 1.625% bonds 2024	9	9	575	–	593
£300m 3.75% bonds 2025	15	15	435	–	465
£350m 2.125% bonds 2026	10	10	502	–	522
€ 500m 2.125% bonds 2027	12	12	36	578	638
£400m 3.375% bonds 2028	18	18	55	575	666
Lease liabilities	58	49	123	3,212	3,442
Trade and other payables (excluding deferred and contingent purchase consideration)	550	2	1	2	555
Deferred and contingent purchase consideration	–	–	52	42	94

Derivative financial liabilities:
Currency swaps hedging € 500m 1.625% bonds 2024 outflows	16	16	628	–	660
Currency swaps hedging € 500m 1.625% bonds 2024 inflows	(9)	(9)	(575)	–	(593)
Currency swaps hedging € 500m 2.125% bonds 2027 outflows	21	21	62	598	702
Currency swaps hedging € 500m 2.125% bonds 2027 inflows	(12)	(12)	(36)	(578)	(638)

Credit risk
Credit risk
Credit risk on cash and cash equivalents is minimised by operating a policy on the investment of surplus cash that generally restricts counterparties to those with a
BBB-
credit rating or better or those providing adequate security. The Group uses long-term credit ratings from Standard and Poor’s, Moody’s and Fitch Ratings as a basis for setting its counterparty limits.
In order to manage the Group’s credit risk exposure, the treasury function sets counterparty exposure limits using metrics including credit ratings, the relative placing of credit default swap pricings, tier 1 capital and share price volatility of the relevant counterparty.
Repurchase agreements are fully collateralised investments, with a maturity of three months or less. The Group accepts only government or supranational bonds where the lowest credit rating is
AA-
or better as collateral. In the event of default, ownership of these securities would revert to the Group. The securities held as collateral are to protect against default by the counterparty.
The Group’s exposure to credit risk arises from default of the counterparty, with the maximum exposure equal to the carrying amount of each financial asset, including derivative financial instruments. The expected credit loss on cash and cash equivalents is considered to be immaterial.
The table below analyses the Group’s short-term deposits, money market funds and repurchase agreement collateral classified as cash and cash equivalents by counterparty credit rating:

31 December 2022	AAA $m	AA+ $m	AA $m	AA- $m	A+ $m	A $m	A- $m	BBB+ and below $m	Total $m
Short-term deposits	–	–	–	66	127	141	50	37	421
Money market funds	360	–	–	–	–	–	–	–	360
Repurchase agreement collateral	22	2	6	–	–	–	–	–	30

31 December 2021	AAA $m	AA+ $m	AA $m	AA- $m	A+ $m	A $m	A- $m	BBB+ $m	Total $m
Short-term deposits	–	–	–	87	45	169	–	–	301
Money market funds	1,025	–	–	–	–	–	–	–	1,025

Capital risk management
Capital risk management
The Group manages its capital to ensure that it will be able to continue as a going concern. The capital structure consists of net debt, issued share capital and reserves. The structure is managed with the objective of maintaining an investment grade credit rating, to provide ongoing returns to shareholders and to service debt obligations, while maintaining maximum operational flexibility. A key characteristic of IHG’s managed and franchised business model is that it is highly cash generative, with a high return on capital employed. Surplus cash is either reinvested in the business, used to repay debt or returned to shareholders.
The Group’s debt is monitored on the basis of a cash flow leverage ratio, being net debt divided by adjusted EBITDA. The Group has a stated aim of maintaining this ratio at 2.5x to 3.0x. The ratio at 31 December 2022 (which differs from the ratio as calculated for covenant tests) was 2.07 (2021: 2.98).
The Group currently has a senior unsecured long-term credit rating of BBB from Standard and Poor’s. In the event this rating was downgraded below
BBB-
(a downgrade of two levels) there would be an additional
step-up
coupon of 1.25% payable on the bonds which would result in additional interest of approximately $29m per year.